Shareholder Report, Line Graph (Details) - USD ($)											1 Months Ended		2 Months Ended			3 Months Ended		4 Months Ended					5 Months Ended			6 Months Ended		7 Months Ended		8 Months Ended			9 Months Ended	10 Months Ended			11 Months Ended		12 Months Ended		13 Months Ended	14 Months Ended		15 Months Ended	16 Months Ended				17 Months Ended		18 Months Ended	20 Months Ended		21 Months Ended	22 Months Ended		23 Months Ended		26 Months Ended		28 Months Ended			29 Months Ended	32 Months Ended	34 Months Ended		35 Months Ended	38 Months Ended	40 Months Ended			44 Months Ended	46 Months Ended		52 Months Ended			58 Months Ended	64 Months Ended	76 Months Ended
	Dec. 02, 2024	Mar. 26, 2024	Oct. 31, 2023	Oct. 24, 2023	May 19, 2023	Aug. 16, 2022	Dec. 14, 2021	Apr. 06, 2021	Sep. 29, 2020	Mar. 18, 2019	Dec. 31, 2024	Apr. 30, 2024	Jan. 31, 2025	Jul. 31, 2023	Jan. 31, 2022	Feb. 28, 2025	Jan. 31, 2024	Mar. 31, 2025	Jul. 31, 2024	Jul. 31, 2021	Jan. 31, 2021	Jul. 31, 2019	Apr. 30, 2025	Oct. 31, 2023	Jan. 31, 2023	May 31, 2025	Apr. 30, 2024	Jun. 30, 2025	Oct. 31, 2024	Jul. 31, 2025	Jan. 31, 2024	Jul. 31, 2022	Jul. 31, 2024	Jan. 31, 2025	Jan. 31, 2022	Jul. 31, 2021	Apr. 30, 2024	Jul. 31, 2023	Jul. 31, 2025	Oct. 31, 2024	Apr. 30, 2025	Jul. 31, 2024	Jan. 31, 2023	Jan. 31, 2025	Jul. 31, 2025	Jul. 31, 2022	Jan. 31, 2022	Jul. 31, 2020	Oct. 31, 2024	Jan. 31, 2024	Apr. 30, 2025	Jan. 31, 2025	Jul. 31, 2023	Jul. 31, 2025	Jan. 31, 2023	Jul. 31, 2022	Apr. 30, 2025	Jul. 31, 2024	Jul. 31, 2025	Jan. 31, 2024	Jul. 31, 2023	Jan. 31, 2023	Jul. 31, 2021	Jan. 31, 2025	Jul. 31, 2024	Jan. 31, 2024	Jul. 31, 2023	Jul. 31, 2025	Jan. 31, 2025	Jul. 31, 2024	Jan. 31, 2024	Jul. 31, 2022	Jul. 31, 2025	Jan. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jan. 31, 2025	Jul. 31, 2023	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025
C000210296 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																							Fund NAV
Accumulated Value										$ 10,000												$ 10,659																										$ 11,150															$ 15,372									$ 13,844						$ 16,678		$ 21,205	$ 25,418
C000221226 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																							Fund NAV
Accumulated Value									$ 10,000												$ 11,803															$ 11,950											$ 9,972									$ 9,235						$ 9,543					$ 9,841				$ 9,874				$ 10,362		$ 10,605		$ 9,848
C000226201 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																							Fund NAV
Accumulated Value								$ 10,000												$ 10,875															$ 11,167											$ 10,124									$ 10,071						$ 11,356					$ 12,016				$ 13,697				$ 15,136		$ 15,884
C000226202 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																							Fund NAV
Accumulated Value								10,000												10,477															10,169											8,994									9,604						10,119					10,269				11,101				11,170		12,448
C000232558 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																							Fund NAV
Accumulated Value							$ 10,000								$ 9,657																	$ 8,801											$ 9,035										$ 10,082							$ 10,885					$ 12,740				$ 14,278				$ 14,913
C000236859 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																							Fund NAV
Accumulated Value						$ 10,000																			$ 9,185													$ 9,080												$ 9,054								$ 9,915						$ 11,532				$ 13,499
C000242802 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																							Fund NAV
Accumulated Value					$ 10,000									$ 10,870										$ 10,103							$ 11,704						$ 12,327					$ 12,992							$ 13,125			$ 13,497					$ 13,138		$ 14,370
C000245618 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																							Fund NAV
Accumulated Value			$ 9,845	$ 10,000													$ 11,355										$ 11,706						$ 12,543							$ 12,506				$ 13,703							$ 12,244			$ 15,039
C000248199 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																							Fund NAV
Accumulated Value		$ 10,000										$ 9,573							$ 10,427										$ 10,788					$ 11,448							$ 10,444				$ 12,029
C000254669 [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000										$ 9,647		$ 10,017			$ 10,232		$ 10,261					$ 10,574			$ 11,100		$ 11,547		$ 11,464
MSCI USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																							MSCI USA Index
Accumulated Value		$ 10,000								$ 10,000		$ 9,678										$ 10,599							$ 11,043					$ 11,784							$ 10,864							$ 11,989															$ 16,509									$ 15,375						$ 17,395		$ 21,225	$ 24,825
MSCI All Country World Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																							MSCI All Country World Index (Net)
Accumulated Value						$ 10,000			10,000												11,466				$ 9,898											13,025		$ 10,908									12,983			$ 11,352						11,659		$ 12,764						$ 13,705				$ 14,790
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																							Russell 1000® Index
Accumulated Value			$ 9,871	$ 10,000	10,000			10,000												10,797							$ 11,960								10,979					$ 13,628						10,055					$ 13,388				10,041						11,357					12,072				13,799				15,297		16,081
MSCI World ex USA Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																							MSCI World ex USA Index (Net)
Accumulated Value								$ 10,000												$ 10,454															$ 10,171											$ 9,074									$ 9,868						$ 10,478					$ 10,802				$ 11,643				$ 11,822		$ 13,239
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																							S&P 500® Index
Accumulated Value							$ 10,000								$ 9,758																	$ 8,996											$ 8,956										$ 10,167							$ 10,821					$ 12,418				$ 13,675				$ 14,447
MSCI ACWI ex US Index Net [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000										$ 9,679		$ 10,069			$ 10,209		$ 10,186					$ 10,554			$ 11,037		$ 11,412		$ 11,379
STOXX Global Breakthrough Healthcare Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																							STOXX Global Breakthrough Healthcare Index (Net)
Accumulated Value									10,000												12,402															12,213											9,697									9,009						9,071					9,118				8,708				9,379		9,603		9,166
MSCI ACWI SMID Growth Health Care Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																							MSCI ACWI SMID Growth Health Care Index (Net)
Accumulated Value									$ 10,000												$ 11,981															$ 12,365											$ 9,969									$ 8,988						$ 9,053					$ 9,030				$ 8,678				$ 9,386		$ 9,661		$ 9,704
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																							Russell 1000® Value Index
Accumulated Value					$ 10,000									$ 10,824										$ 9,768							$ 11,099						$ 11,567					$ 12,426							$ 12,794			$ 13,267					$ 12,556		$ 13,519